Shareholder Report		6 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Calvert Management Series
Entity Central Index Key		0000319676
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000194063
Shareholder Report [Line Items]
Fund Name		Calvert Floating-Rate Advantage Fund
Class Name		Class A
Trading Symbol		CFOAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 108
Expense Ratio, Percent	[1]	2.16%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 35,361,411
Holdings Count | Holding		107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000194065
Shareholder Report [Line Items]
Fund Name		Calvert Floating-Rate Advantage Fund
Class Name		Class I
Trading Symbol		CFOIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 97
Expense Ratio, Percent	[2]	1.93%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 35,361,411
Holdings Count | Holding		107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000194066
Shareholder Report [Line Items]
Fund Name		Calvert Floating-Rate Advantage Fund
Class Name		Class R6
Trading Symbol		CFORX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 95
Expense Ratio, Percent	[3]	1.89%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 35,361,411
Holdings Count | Holding		107
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000241878
Shareholder Report [Line Items]
Fund Name		Calvert Global Equity Fund
Class Name		Class A
Trading Symbol		CGLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 57
Expense Ratio, Percent	[4]	1.14%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 10,012,011
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$10,012,011
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	1.3%
Australia	1.6%
Taiwan	1.8%
Singapore	1.9%
Hong Kong	2.5%
Japan	3.4%
Netherlands	3.7%
Switzerland	6.5%
France	10.1%
United Kingdom	11.3%
United States	55.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.2%
NVIDIA Corp.	4.8%
Nestle SA	3.4%
ASML Holding NV	2.6%
Compass Group PLC	2.6%
Visa, Inc., Class A	2.6%
NextEra Energy, Inc.	2.6%
AIA Group Ltd.	2.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000241877
Shareholder Report [Line Items]
Fund Name		Calvert Global Equity Fund
Class Name		Class I
Trading Symbol		CGLIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 44
Expense Ratio, Percent	[5]	0.89%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 10,012,011
Holdings Count | Holding		45
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$10,012,011
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	1.3%
Australia	1.6%
Taiwan	1.8%
Singapore	1.9%
Hong Kong	2.5%
Japan	3.4%
Netherlands	3.7%
Switzerland	6.5%
France	10.1%
United Kingdom	11.3%
United States	55.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.2%
NVIDIA Corp.	4.8%
Nestle SA	3.4%
ASML Holding NV	2.6%
Compass Group PLC	2.6%
Visa, Inc., Class A	2.6%
NextEra Energy, Inc.	2.6%
AIA Group Ltd.	2.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000241880
Shareholder Report [Line Items]
Fund Name		Calvert Global Small-Cap Equity Fund
Class Name		Class A
Trading Symbol		CSMAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 63
Expense Ratio, Percent	[6]	1.31%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 16,409,180
Holdings Count | Holding		125
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000241881
Shareholder Report [Line Items]
Fund Name		Calvert Global Small-Cap Equity Fund
Class Name		Class C
Trading Symbol		CSQCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 99
Expense Ratio, Percent	[7]	2.06%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 16,409,180
Holdings Count | Holding		125
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000241879
Shareholder Report [Line Items]
Fund Name		Calvert Global Small-Cap Equity Fund
Class Name		Class I
Trading Symbol		CSPIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 51
Expense Ratio, Percent	[8]	1.06%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 16,409,180
Holdings Count | Holding		125
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized